CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) (Note 23)	Parent [Member]	Non-controlling Interest (Note 24) [Member]
Balance at Dec. 31, 2014	$ 960,611,693	$ 15,831	$ (20,696,268)	$ 530,670,112	$ 72,829,487	$ 273,254,963	$ 104,557,008	$ 960,631,133	$ (19,440)
Balance, shares at Dec. 31, 2014		147,019,802
Exercise of share options	48,400	$ 4	0	48,396	0	0	0	48,400	0
Exercise of share options, shares		40,000
Treasury share repurchases (Note 18)	(3,349,172)	$ 0	$ (3,349,172)	0	0	0	0	(3,349,172)	0
Treasury share repurchases (Note 18), shares			(2,179,902)
Shares repurchased under RSU plan	(3,259,998)	$ 0	$ 0	(3,259,998)	0	0	0	(3,259,998)	0
Shares repurchased under RSU plan, shares		(2,076,964)
Other comprehensive loss	(73,604,028)	$ 0	0	0	0	0	(73,605,171)	(73,605,171)	1,143
Stock-based compensation expenses	3,774,826	0	0	3,774,826	0	0	0	3,774,826	0
Net income	66,481,585	0	0	0	0	66,482,107	0	66,482,107	(522)
Appropriation to statutory reserves	0	0	0	0	7,220,277	(7,220,277)	0	0	0
Dividends to shareholders	(14,751,704)	0	0	0	0	(14,751,704)	0	(14,751,704)	0
Balance at Dec. 31, 2015	935,951,602	$ 15,835	(24,045,440)	531,233,336	80,049,764	317,765,089	30,951,837	935,970,421	(18,819)
Balance, shares at Dec. 31, 2015		142,802,936
Capital injection from non-controlling interests	10,064,263	$ 0	0	0	0		0	0	10,064,263
Exercise of share options	3,356,870	$ 216	0	3,356,654	0		0	3,356,870	0
Exercise of share options, shares		2,160,884
Treasury share repurchases (Note 18)	(29,688,648)	$ 0	$ (29,688,648)	0	0		0	(29,688,648)	0
Treasury share repurchases (Note 18), shares			(13,198,238)
Shares repurchased under RSU plan	(4,003,999)	$ 0	$ 0	(4,003,999)	0		0	(4,003,999)	0
Shares repurchased under RSU plan, shares		(1,614,220)
Other comprehensive loss	(66,273,588)	$ 0	0	0	0		(65,634,725)	(65,634,725)	(638,863)
Stock-based compensation expenses	7,828,255	$ 0	0	7,828,255	0		0	7,828,255	0
Stock-based compensation expenses, Shares		1,275,379
Net income	79,462,680	$ 0	0	0	0	72,977,548	0	72,977,548	6,485,132
Appropriation to statutory reserves	0	0	0	0	15,923,532	(15,923,532)	0	0	0
Dividends to shareholders	(20,545,257)	0	0	0	0	(20,545,257)	0	(20,545,257)	0
Balance at Dec. 31, 2016	916,152,178	$ 16,051	(53,734,088)	538,414,246	95,973,296	354,273,848	(34,682,888)	900,260,465	15,891,713
Balance, shares at Dec. 31, 2016		131,426,741
Capital injection from non-controlling interests	29,911,731	$ 0	0	0	0		0	0	29,911,731
Exercise of share options	4,255,920	$ 263	0	4,255,657	0		0	4,255,920	0
Exercise of share options, shares		2,631,928
Treasury share repurchases (Note 18)	(14,058,280)		$ (14,058,280)	0	0		0	(14,058,280)	0
Treasury share repurchases (Note 18), shares			(5,481,846)
Shares repurchased under RSU plan	(3,485,952)	$ 0	$ 0	(3,485,952)		0	0	(3,485,952)	0
Shares repurchased under RSU plan, shares		0
Other comprehensive loss	66,062,603	$ 0	0	0	0		63,908,624	63,908,624	2,153,979
Stock-based compensation expenses	4,154,255	$ 0	0	4,154,255	0		0	4,154,255	0
Stock-based compensation expenses, Shares		1,001,853
Net income	80,111,405	$ 0	0	0	0	63,627,551	0	63,627,551	16,483,854
Appropriation to statutory reserves	0	0	0	0	9,686,973	(9,686,973)	0	0	0
Dividends to shareholders	(26,090,734)	0	0	0	0	(26,090,734)	0	(26,090,734)	0
Balance at Dec. 31, 2017	$ 1,057,013,126	$ 16,314	$ (67,792,368)	$ 543,338,206	$ 105,660,269	$ 382,123,692	$ 29,225,736	$ 992,571,849	$ 64,441,277
Balance, shares at Dec. 31, 2017		129,578,676